Fair Value Measurements (Schedule of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Earn-out obligation	$ (21,530)
Fair value, asset (liability)	(23,007)	(28,480)
Level 2 [Member]
Earn-out obligation
Fair value, asset (liability)	(1,477)	545
Level 3 [Member]
Earn-out obligation	(21,530)	(29,025)
Fair value, asset (liability)	(21,530)	(29,025)
Foreign Exchange Future [Member]
Derivative assets, net	38	301
Derivative liabilities, net	(1,539)	(1,543)
Foreign Exchange Future [Member] | Level 2 [Member]
Derivative assets, net	38	301
Derivative liabilities, net	(1,539)	(1,543)
Foreign Exchange Future [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Foreign Exchange Future Two [Member]
Derivative assets, net	24	153
Foreign Exchange Future Two [Member] | Level 2 [Member]
Derivative assets, net	24	153
Foreign Exchange Future Two [Member] | Level 3 [Member]
Derivative assets, net
Long-term Investments [Member]
Marketable securities		1,634
Long-term Investments [Member] | Level 2 [Member]
Marketable securities		1,634
Long-term Investments [Member] | Level 3 [Member]
Marketable securities